Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 001 $ in Thousands	12 Months Ended
Apr. 30, 2026 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Interest income on notes receivable from participants	$ 1,062
Change in deemed loans with no post-default payments	(9)
Amounts per Form 5500	1,053
Total additions	119,155
Change in deemed loans with no post-default payments	(9)
Amounts per Form 5500	119,146
Benefits paid	(26,289)
Change in deemed loans with no post-default payments	(39)
Amounts per Form 5500	(26,328)
Total deductions	(26,289)
-39000	(39)
-26328000	(26,328)
Net increase in net assets available for benefits prior to transfers	92,866
Change in deemed loans with no post-default payments	(48)
Amounts per Form 5500	$ 92,818